Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
13.
Intangible Assets

Intangible assets, net are as follows:

	September 30, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,899	$(2,821)	$1,078	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,549	$(2,821)	$1,728

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

Amortization of intangible assets was $317 and $918 for the three and nine months ended September 30, 2024, respectively, and $324 and $835 for three and nine months ended September 30, 2023, respectively. The Company did not record any impairment charges related to intangible assets for the three and nine months ended September 30, 2024 and 2023.

The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
Remainder of 2024	$205
2025	520
2026	298
2027	55
2028	—
Thereafter	—
$1,078

12.
Intangible Assets

Intangible assets, net are as follows:

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

	December 31, 2022
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$2,680	$(898)	$1,782	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$3,330	$(898)	$2,432

Amortization of intangible assets was $1,004 and $898 for the years ended December 31, 2023 and 2022, respectively. The Company did not record any impairment charges related to definite-lived intangible assets for the years ended December 31, 2023 and 2022.

The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2024	$1,040
2025	383
2026	161
2027	—
2028	—
Thereafter	—
$1,584